SCHEDULE OF COMPONENTS OF DEFERRED TAX (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Deferred tax property and equipment, beginning balance		$ 187		$ 299
Deferred tax allowance for expected credit losses, beginning balance		1,570		1,806
Deferred tax net operating loss, beginning balance		1,330
Deferred tax right of use assets, beginning balance
Deferred tax lease liabilities, beginning balance
Deferred tax, beginning balance	$ 396	3,087	$ 270	2,105	$ 39	314
Deferred tax property and equipment, Recognized in statements of loss		(122)		(112)		(15)
Deferred tax allowance for expected credit losses, Recognized in statements of loss		311		(236)		1,806
Deferred tax net operating loss, Recognized in statements of loss		2,546		1,330
Deferred tax write of use assets, Recognized in statements of loss		166
Deferred tax net operating loss, Recognized in statements of loss		(166)
Deferred tax, Recognized in statements of loss	351	2,735	126	982	$ 231	1,791
Valuation Allowance Property and equipment							$ (65)
Valuation allowance for expected credit losses							(1,881)
Valuation allowance for net operating loss							(3,876)
Valuation allowance right of use assets							(166)
Valuation allowance lease liabilities							166
Valuation allowance							$ (5,822)
Valuation allowance	(747)
Deferred tax property and equipment, ending balance				187		$ 314
Deferred tax allowance for expected credit losses, ending balance				1,570
Deferred tax net operating loss, ending balance				1,330
Deferred tax right of use assets, ending balance
Deferred tax lease liabilities, ending balance
Deferred tax, ending balance			$ 396	$ 3,087